Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Financial Assets and Liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2021	Fair value through profit and loss	Amortized cost

	$ in thousands
Financial assets
Non-current financial assets	—	6,524	6,524	6,524
Trade receivables	—	20,361	20,361	20,361
Subsidies receivables	—	9,268	9,268	9,268
Current financial assets	—	499	499	499
Cash and cash equivalents	185,636	—	185,636	185,636

Total financial assets	185,636	36,652	222,288	222,288

Financial liabilities
Non-current lease debts	—	71,526	71,526	71,526
Non-current financial liabilities	—	20,030	20,030	20,030
Current lease debts	—	8,329	8,329	8,329
Current financial liabilities	—	2,354	2,354	2,354
Trade payables	—	23,762	23,762	23,762
Other current liabilities	—	13,731	13,731	13,731

Total financial liabilities	—	139,731	139,731	139,731

	Accounting category
2022	Fair value through profit and loss	Amortized cost	Book value on the statement of financial position	Fair Value

	$ in thousands
Financial assets
Non-current financial assets	—	8,791	8,791	8,791
Trade receivables	—	772	772	772
Subsidies receivables	—	14,496	14,496	14,496
Current financial assets	—	7,907	7,907	7,907
Cash and cash equivalents	89,789	—	89,789	89,789

Total financial assets	89,789	31,967	121,756	121,756

Financial liabilities	—
Non-current lease debts	—	49,358	49,358	49,358
Non-current financial liabilities	—	20,531	20,531	20,531
Current lease debts	—	7,872	7,872	7,872
Current financial liabilities	—	5,088	5,088	5,088
Trade payables	—	21,456	21,456	21,456
Other current liabilities	—	13,179	13,179	13,179

Total financial liabilities	—	117,484	117,484	117,484